UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska 68137

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 9/30/14

Item 1.  Reports to Stockholders.

Annual Report
September 30, 2014

Investor Information: 1-855-224-7204 www.probabilitiesfund.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer to buy shares of the Probabilities Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC Member FINRA

September 30, 2014

Dear Investor:

Each year at this time, the Probabilities Fund (“Fund”) provides this letter to investors. The Fund is an open-end mutual fund with $57,431,810 in assets under management, which represents a portion of the total $101,824,911 of assets under management that are being managed in the investment strategy as of September 30, 2014. Using a proprietary systematic trading strategy, the Fund will allocate capital to exchange-traded funds (“ETFs”) that track broad U.S. equity indices, including inverse ETFs, leveraged ETFs and cash or cash-like instruments. The Fund’s investment objective is to achieve capital appreciation from these investments.

Fund Performance

Through the end of the Fund’s fiscal year on September 30, 2014 (“Investment Period”) the Fund’s Class I NAV appreciated by 6.46% during the last 12 months and has an annualized return of 14.02% since inception. The Co-Advisors believe this performance is competitive with similar tactical U.S. equity funds during the Investment Period and compares favorably to the S&P 500 Index since inception of the investment strategy in January 2008. These results were achieved even though the Fund was invested in cash on many of the trading days.

Investment Environment

The early part of the Investment Period was characterized by appreciation and unusually low volatility in the U.S. equity markets. U.S. equity markets surged in the fourth quarter of 2013 with the S&P 500 rising 10.5% during the quarter, for a total gain of 32.4% in 2013 and the index’s best annual performance in 16 years. This growth came on the back of favorable events in Washington and the recovery of the U.S. and other developed country economies. Fourth quarter U.S. economic growth was revised downward from initial estimates of 3.2% to 2.4% and marked a slowdown from the 4.1% growth seen during the previous quarter. The deceleration was due in part to severe winter weather across much of the U.S., which suppressed consumer spending.

U.S. equities eked out modest gains during the first quarter of 2014 which was bookended by two episodes of heightened volatility; a sharp slide in the broader equity markets at the beginning of the quarter and a pronounced selloff at the end of the quarter that was largely confined to momentum stocks. The Nikkei 225 fell (14.0%) and the Hang Seng Index fell (8.7%) in the first several weeks of the year. The brunt of the panic fell most heavily on various emerging market economies, which in recent years have been buoyed by strong Chinese growth. Losses in U.S. equity markets were sharpest among multinational corporations with large portions of their operations in emerging markets.

Global equity markets moved higher during the second quarter of 2014 as investors shrugged off weaker-than-expected growth in Q1 U.S. GDP, rising geopolitical tensions in Ukraine and escalating sectarian conflict in Iraq. The MSCI World Index gained 4.9%, while the MSCI Europe and the Nikkei 225 rose 3.3% and 2.4%, respectively. Large- and mid-cap stocks outperformed their small-cap peers as defensive, income-oriented sectors fared better than other more aggressive industries.

Highlights for the third quarter of 2014 occurred primarily in September as the energy sector faced the brunt of the turbulence as oil prices fell sharply on OPEC infighting, slowing demand and other factors. Global equity markets retreated, credit sold off, and volatility spiked. The S&P 500, MSCI World and the Russell 2000 fell (1.4%), (2.7%) and (6.0%), respectively in September. U.S. equity market returns continued to be mixed for the first nine months of 2014 with the S&P 500 up 8.3% while the Dow Jones Industrial Average was up 4.6% and the Russell 2000 was down (4.4%).

6384-NLD-11/21/2014

1

Figure 1

The Fund’s Investment Results as of September 30, 2014

	Month To	Quarter				Since
	Date	To Date	1 Year	3 Year	5 Year	Inception*
PROTX (Class I)	-0.66%	0.95%	6.46%	20.05%	16.34%	14.02%
S&P 500	-1.40%	1.13%	19.73%	22.99%	15.70%	6.79%

	Month To	Quarter				Since
	Date	To Date				Inception*
PROAX (Class A NAV)	-0.75%	0.86%				0.96%
PROAX (Class A Max Load)	-6.47%	-4.95%				-4.86%
PROCX (Class C)	-0.85%	0.57%				0.38%
S&P 500	-1.40%	1.13%				8.42%

Figure 2

Growth of $1000 1/1/2008 – 9/30/2014 (I Share)

Figure 3

Risk Statistics 1/1/2008 – 9/30/2014 (I Share)

Risk Statistics	Probabilities
Relative to S&P 500	Fund	S&P 500
Cumulative Performance	142.38%	55.77%
Annualized Alpha	12.04%	0.00%
Beta	0.42	1.00
Sharpe Ratio	0.72	0.36
Standard Deviation	17.84%	17.10%
Maximum Drawdown	-22.29%	-48.45%
Correlation	0.40	1.00
Up Capture of S&P 500	70.21%	100%
Down Capture of S&P 500	62.97%	100%

*	The inception date of Class A and Class C performance data is 12/16/13 and Class I is 1/1/08. PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS. The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. The total Fund operating expenses (gross and net) are 1.90%, 2.15% and 2.90% for the Class I, Class A and Class C share classes respectively. The maximum sale charge for Class A shares is 5.75%. For performance information current to the most recent month-end, please call toll-free 888-868-9501 or visit our website, www.probabilitiesfund.com. Performance shown before the inception date of the mutual fund, 12/16/13, is for the Fund’s predecessor limited partnership. The prior performance is net of management fee and other expenses, including the effect of the performance fee. The Fund’s investment goals, policies, guidelines and restrictions are similar to the predecessor limited partnership. From its inception date, the predecessor limited partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940 which if they had been applicable, it might have adversely affected its performance. In addition, the predecessor limited partnership was not subject to sales loads that would have adversely affected performance. Performance of the predecessor fund is not an indicator of future results. There is no guarantee that any investment will achieve its objectives, generate positive returns, or avoid losses. The indices shown are for informational purposes only and are not reflective of any investment. As it is not possible to invest in the indices, the data shown does not reflect or compare features of an actual investment, such as its objectives, costs and expenses, liquidity, safety, guarantees or insurance, fluctuation of principal or return, or tax features.

6384-NLD-11/21/2014

2

Strategy Highlights

Early in the Investment Period, underperformance was caused by leveraged positions around the December, January and February month-end investment periods which were uncharacteristically volatile towards the downside. The Fund then benefited from its leveraged and long exposure to U.S. stocks later in March. The Fund was defensively positioned in cash in May and June, a period in which the S&P 500 marched to new highs. April’s investment results outperformed the S&P 500 due to a leveraged position at the beginning of the month and a reduction of leverage and market exposure before the market turned lower. The Fund’s investment discipline anticipates volatility in the third quarter which arrived in October. The Fund’s substantial defensive positioning did not capture the uncharacteristic surge in U.S. equity markets.

Very Truly Yours,

Princeton Fund Advisors, LLC	Probabilities Fund Management, LLC
Co-Advisor to the Fund	Co-Advisor to the Fund

6384-NLD-11/21/2014

3

Probabilities Fund

PORTFOLIO REVIEW (Unaudited)
September 30, 2014

Comparison of the change in value of a $10,000 investment

The Fund’s performance figures for the period ended September 30, 2014 compared to its benchmark
		Five	Since	Since
	One Year	Years	Inception*	Inception**
Probabilities Fund – Class A	N/A	N/A	0.96%	—
Probabilities Fund – Class A with load	N/A	N/A	(4.86)%	—
Probabilities Fund – Class C	N/A	N/A	0.38%	—
Probabilities Fund – Class I***	6.46%	16.34%	—	14.02%
S&P 500 Total Return Index****	19.73%	15.70%	8.42%	6.79%

*	Class A & Class C’s inception date was January 16, 2014.

**	Class I’s inception date was January 1, 2008.

***	The Fund is the successor to the Probabilities Fund, LP (the “Predecessor Fund”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations. The Predecessor Fund was managed by Probabilities Fund Management, LLC, and has substantially similar investment objectives and strategies to those of the Fund. Class I performance includes the performance of the Predecessor Fund prior to the commencement of the Fund’s operations as a series of the Trust on December 12, 2013. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”).

****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses, per the Fund’s January 15, 2014 prospectus. The Fund’s total gross annual operating expense, including underlying funds, is 2.15%, 2.90% and 1.90% for Class A, Class C and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%. The chart does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares. For performance information current to the most recent month-end, please call 1-855-224-7204.

Portfolio Composition as of
September 30, 2014 (Unaudited)

Percent of
Net Assets
Exchange Traded Funds - Equity	23.14%
Cash	77.22%
Liabilities in Excess of Other Assets	(0.36)%
Total	100.00%

4

Probabilities Fund

PORTFOLIO OF INVESTMENTS
September 30, 2014

Shares		Value
	EXCHANGE TRADED FUNDS - 23.14%
	EQUITY FUND - 23.14%
61,138	Direxion Daily S&P 500 Bull 3X*	$4,747,977
36,330	ProShares UltraPro S&P 500	4,263,689
7,302	SPDR S&P 500 ETF Trust	1,438,640
7,965	Vanguard S&P 500 ETF	1,438,399
14,127	Vanguard Total Stock Market ETF	1,430,218
	TOTAL EXCHANGE TRADED FUNDS	13,318,923
	(Cost - $13,597,319)

	TOTAL INVESTMENTS - 23.14%
	(Cost - $13,597,319) (a)	$13,318,923
	CASH - 77.22%	44,447,800
	OTHER ASSETS LESS LIABILITIES - (0.36) %	(205,882)
	NET ASSETS - 100.00%	$57,560,841

*	Non-Income producing security.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $13,597,319 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	(278,396)
Net Unrealized depreciation:	$(278,396)

The accompanying notes are an integral part of these financial statements.

5

Probabilities Fund

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2014

Assets:
Investments in Securities at Value (identified cost $13,597,319)	$13,318,923
Cash	44,447,800
Receivable for Fund Shares Sold	419,188
Prepaid Expenses and Other Assets	43,239
Total Assets	58,229,150

Liabilities:
Payable for Securities Purchased	292,369
Accrued Advisory Fees	55,916
Payable for Fund Shares Redeemed	290,158
Fees Payable to Other Affiliates	8,426
Other Accrued Expenses	17,537
Accrued Distribution Fees	3,903
Total Liabilities	668,309

Net Assets	$57,560,841

Composition of Net Assets:
At September 30, 2014, Net Assets consisted of:
Paid-in-Capital	$56,252,464
Accumulated Net Realized Gain on Investments	1,586,773
Net Unrealized Depreciation on Investments	(278,396)
Net Assets	$57,560,841

Class A Shares:
Net Assets (Unlimited shares of no par value interest authorized; 1,059,303 shares of beneficial interest outstanding)	$11,186,549
Net Asset Value and Redemption Price Per Share ($11,186,549/1,059,303 shares of beneficial interest outstanding)	$10.56
Offering Price Per Share ($10.56/0.9425) Includes a Maximum sales charge of 5.75%	$11.20

Class C Shares:
Net Assets (Unlimited shares of no par value interest authorized; 171,073 shares of beneficial interest outstanding)	$1,796,831
Net Asset Value, Offering and Redemption Price Per Share ($1,796,831/171,073 shares of beneficial interest outstanding)	$10.50

Class I Shares:
Net Assets (Unlimited shares of no par value interest authorized; 4,213,671 shares of beneficial interest outstanding)	$44,577,461
Net Asset Value, Offering and Redemption Price Per Share ($44,577,461/4,213,671 shares of beneficial interest outstanding)	$10.58

The accompanying notes are an integral part of these financial statements.

6

Probabilities Fund

STATEMENT OF OPERATIONS

For the Period Ended September 30, 2014 *

Investment Income:
Dividend Income	$33,168
Total Investment Income	33,168

Expenses:
Investment Advisory Fees	432,327
Registration & Filing Fees	48,926
Legal Fees	39,120
Fund Accounting Fees	32,897
Printing Expense	27,955
Administration Fees	20,873
Transfer Agent Fees	16,023
Audit Fees	15,000
Chief Compliance Officer Fees	12,613
Distribution Fees - Class A	12,440
Non 12b-1 Shareholder Servicing	7,259
Distribution Fees - Class C	6,719
Custody Fees	5,118
Trustees’ Fees	3,946
Miscellaneous Expenses	3,836
Insurance Expense	522
Total Expenses	685,574
Less: Fees Waived/Expenses Reimbursed by Adviser	(58,875)
Net Expenses	626,699

Net Investment Loss	(593,531)

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	2,264,301
Net Change in Unrealized Depreciation on Investments	(278,396)
Net Realized and Unrealized Gain on Investments	1,985,905

Net Increase in Net Assets Resulting From Operations	$1,392,374

*	The Fund commenced operations as a series of Northern Lights Fund Trust on December 12, 2013.

The accompanying notes are an integral part of these financial statements.

7

Probabilities Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
September 30, 2014 *

Operations:
Net Investment Loss	$(593,531)
Net Realized Gain on Investments	2,264,301
Net Change in Unrealized Depreciation on Investments	(278,396)
Net Increase in Net Assets Resulting From Operations	1,392,374

Capital Transactions:
Class A Shares:
Proceeds from Shares Issued (1,290,570 shares)	13,354,892
Cost of Shares Redeemed (231,267 shares)	(2,429,626)
Net Increase From Capital Transactions: Class A	10,925,266

Class C Shares:
Proceeds from Shares Issued (197,107 shares)	2,051,485
Cost of Shares Redeemed (26,034 shares)	(274,916)
Net Increase From Capital Transactions: Class C	1,776,569

Class I Shares:
Proceeds from Shares Issued (4,912,290 shares)	50,808,080
Cost of Shares Redeemed (698,619 shares)	(7,341,448)
Net Increase From Capital Transactions: Class I	43,466,632

Net Increase in Net Assets From Capital Transactions	56,168,467

Total Increase in Net Assets	57,560,841

Net Assets:
Beginning of Period	—
End of Period	$57,560,841

Accumulated Net Investment Income at End of Period	$—

*	The Fund commenced operations as a series of Northern Lights Fund Trust on December 12, 2013.

The accompanying notes are an integral part of these financial statements.

8

Probabilities Fund - Class A
FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest outstanding through out the period presented.

	For the
	Period Ended
	September 30, 2014 *

Net Asset Value, Beginning of Period	$10.46
Increase From Operations:
Net investment loss (a)	(0.15)
Net gain from investments (both realized and unrealized)	0.25
Total from operations	0.10

Net Asset Value, End of Period	$10.56

Total Return (b)	0.96%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$11,187

Ratio of gross expenses to average net assets (e)	2.33	% (c)
Ratio of net expenses to average net assets (e)	2.14	% (c)
Ratio of net investment income to average net assets (e,f)	(2.03	)% (c)
Portfolio turnover rate	2750	% (d)

*	Class A commenced operations on January 16, 2014.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Co-Advisers not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Recognition of investment income is affected by timing of and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

9

Probabilities Fund - Class C
FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest outstanding through out the period presented.

	For the
	Period Ended
	September 30, 2014 *

Net Asset Value, Beginning of Period	$10.46
Increase From Operations:
Net investment loss (a)	(0.21)
Net gain from investments (both realized and unrealized)	0.25
Total from operations	0.04

Net Asset Value, End of Period	$10.50

Total Return (b)	0.38%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,797

Ratio of gross expenses to average net assets (e)	3.08	% (c)
Ratio of net expenses to average net assets (e)	2.89	% (c)
Ratio of net investment income to average net assets (e,f)	(2.78	)% (c)
Portfolio turnover rate	2750	% (d)

*	Class C commenced operations on January 16, 2014.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Co-Advisers not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Recognition of investment income is affected by timing of and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

10

Probabilities Fund - Class I
FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest outstanding through out the period presented.

	For the
	Period Ended
	September 30, 2014 *

Net Asset Value, Beginning of Period	$10.00
Increase From Operations:
Net investment loss (a)	(0.15)
Net gain from investments (both realized and unrealized)	0.73
Total from operations	0.58

Net Asset Value, End of Period	$10.58

Total Return (b)	5.80%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$44,577

Ratio of gross expenses to average net assets (e)	2.08	% (c)
Ratio of net expenses to average net assets (e)	1.89	% (c)
Ratio of net investment income to average net assets (e,f)	(1.78	)% (c)
Portfolio turnover rate	2750	% (d)

*	Class I commenced operations on December 12, 2013.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Co-Advisers not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Recognition of investment income is affected by timing of and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

11

Probabilities Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2014

1.	ORGANIZATION

Probabilities Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation.

The Fund is the successor to the Probabilities Fund, LP (predecessor fund), a limited partnership organized on January 1, 2008. Effective as of the close of business on December 11, 2013, the Predecessor Fund was reorganized into a Delaware statutory trust as a registered investment company. The Fund currently offers Class A, Class C and Class I shares. Class I commenced operations on December 12, 2013 with a contribution of cash from the Predecessor Fund. Class A and Class C both commenced operations on January 16, 2014. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Class I shares are offered at net asset value.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean of the bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Co-Advisers. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

12

Probabilities Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Co-Advisers. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Co-Advisors to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who take into consideration all relevant factors as may be appropriate under the circumstances). If the Co-Advisers are unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

If market quotations are not readily available or if the Co-Advisers believe the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the

13

Probabilities Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014

marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2014 for the Fund’s assets measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$13,318,923	$—	$—	$13,318,923
Total	$13,318,923	$—	$—	$13,318,923

*	Please refer to the Portfolio of Investments for industry classifications.

The Fund did not hold any Level 2 or Level 3 securities during the period.

There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented.

It is the Fund’s policy to record transfers into or out of any level at the end of the reporting period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Cash – Cash includes cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (FDIC) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax

14

Probabilities Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014

positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions expected to be taken in the Fund’s 2014 return, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions as of and for the period ended September 30, 2014. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Distributions to Shareholders – Distributions from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The amounts and character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. To the extent these book/tax differences are permanent; they are charged or credited to paid-in-capital in the period that the differences arise. All short-term capital gains are included in ordinary income for tax purposes.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Probabilities Fund Management, LLC and Princeton Fund Advisors, LLC serve as the Fund’s co-investment advisers (the “Co-Advisers”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Co-Advisers, under the oversight of the Board, direct the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for these services and the related expenses borne by the Co-Advisers, the Fund pays the Co-Advisers an advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.35% of the average daily net assets. For the period ended September 30, 2014, the Co-Advisers earned advisory fees of $432,327.

The Co-Advisers have contractually agreed to waive all or part of their advisory fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund services providers (other than the Co-Advisors)), at least until January 31, 2015, so that the total annual operating expenses of the Fund do not exceed 2.14%, 2.89% and 1.89% of the Fund’s average daily net assets for Class A, Class C and Class I shares, respectively. Waivers and expense payments may be recouped by the Co-Advisers from the Fund, within three fiscal years of when the amounts were waived or reimbursed, to the extent that overall expenses fall below the expense limitation. However, no recoupment payment will be made if it would result in the Funds exceeding the contractual expense limitation described above. The Board may terminate this

15

Probabilities Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014

expense reimbursement arrangement at any time. During the period ended September 30, 2014, the Co-Advisers waived fees and/or reimbursed expenses of $58,875, all of which will expire September 30, 2017.

Distributor – The Trust, on behalf of the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (“12b-1 Plans” or “Plans”) with respect to the Fund’s Class A and Class C shares, pursuant to which the Fund pays Northern Lights Distributors, LLC (the “Distributor”) an annual fee for distribution and shareholder servicing expenses calculated by the Fund as a percentage of the average daily net assets attributable to the respective class of shares:

	Class A	Class C
Distribution Fee	0.25%	1.00%

The Distributor and other entities are paid under the Plans for services provided and the expenses borne by the distributor and others in the distribution of Fund shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor or other entities may utilize fees paid pursuant to the Plans to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses. During the period ended September 30, 2014, the distribution fees accrued under the Plans amounted to $12,440 and $6,719 for Class A and Class C shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of GFS. For the period ended September 30, 2014, the Distributor received $64,636 in underwriting commissions for sales of the Fund’s shares, of which $8,924 was retained by the principal underwriter or other affiliated broker-dealers.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, GemCom receives customary fees from the Fund.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended September 30, 2014 amounted to $389,808,774 and $378,475,756, respectively.

5.	TAX COMPONENTS OF CAPITAL

As of September 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

16

Probabilities Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014

Undistributed	Unrealized	Total
Ordinary	Appreciation/	Accumulated
Income	(Depreciation)	Earnings/(Deficits)
$1,586,773	$(278,396)	$1,308,377

Permanent book and tax differences, primarily attributable to the reclass of net operating losses and adjustments for the tax gain/loss due to the Funds’ conversion from partnerships, resulted in reclassification for the period ended September 30, 2014 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Loss	Gains (Loss)
$83,997	$593,531	$(677,528)

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the Fund under Section 2(a)9 of the 1940 Act. As of September 30, 2014, Trust Company of America and TD Ameritrade, Inc., accounts holding shares for the benefit of others in nominee name, held approximately 34% and 30%, respectively, of the voting securities of Class I. As of September 30, 2014, Trust Company of America, an account holding shares for the benefit of others in nominee name, held approximately 42% of the voting securities of Class A.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

17

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust
and the Shareholders of Probabilities Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Probabilities Fund (the Fund), a series of the Northern Lights Fund Trust, as of September 30, 2014, and the related statements of operations, changes in net assets and the financial highlights for the period from December 12, 2013 (commencement of operations) through September 30, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2014, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Probabilities Fund as of September 30, 2014, and the results of its operations, the changes in its net assets and its financial highlights for the period from December 12, 2013 (commencement of operations) through September 30, 2014, in conformity with accounting principles generally accepted in the United States of America.

/s/ McGladrey LLP

Denver, Colorado
December 1, 2014

18

Probabilities Fund
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2014

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	98	Two Roads Shared Trust (since 2012) (Chairman of the Valuation Committee); Forethought Variable Insurance Trust (since 2013) (Lead Independent and Chairman of the Valuation Committee); Independent Director OHA Mortgage Strategies Fund (offshore), Ltd. (since 2014)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	98	Schroder Global Series Trust and Two Roads Shared Trust (since 2012)
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	98	AdvisorOne Funds (2004-2013); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust. (2007 – May, 2010); The Z- Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007-February 2011), Global Real Estate Fund (2008-2011), The World Funds Trust (2010-2013) and Northern Lights Variable Trust (since 2006)
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, Partner and President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000-2010).	98	AdvisorOne Funds (16 portfolios) (since 2003); Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	131	Northern Lights Variable Trust (since 2011); NLFT III (since February 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor Born in 1964	Trustee Since 2007	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); President, Auditing Section of the American Accounting Association (2012-2015); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011); Fellow, Office of the Chief Accountant, United States Securities Exchange Commission (2005-2006).	131	Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc. (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Variable Trust (since 2007)

9/30/14 – NLFT_v1

19

Probabilities Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2014

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andrew Rogers*** 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Trustee Since 2013; President Since 2006	Chief Executive Officer, Gemini Alternative Funds, LLC (since 2013); Chief Executive Officer, Gemini Hedge Fund Services, LLC (since 2013); Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly President and Manager, GemCom LLC (2004 - 2011).	98	Northern Lights Variable Trust (since 2013)
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (2004 - 2013).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).	N/A	N/A
Lynn Bowley 17605 Wright Street Suite 2, Omaha, NE 68130 Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust II (“NLFT II”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

***	Andrew Rogers is an “Interested Trustee” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant and Transfer Agent).

The Fund’s SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-224-7204

9/30/14 – NLFT_v1

20

Probabilities Fund
DISCLOSURE OF FUND EXPENSES (Unaudited)
September 30, 2014

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges; and (2) ongoing costs, including management fees, distribution and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested and held for the entire period of April 1, 2014 through September 30, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid
	Account Value	Value	During Period*
	(4/1/14)	(9/30/14)	(4/1/14 to 9/30/14)
Actual
Class A	$1,000.00	$1,006.70	$10.77
Class C	$1,000.00	$1,001.90	$14.50
Class I	$1,000.00	$1,007.60	$9.51
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,014.34	$10.81
Class C	$1,000.00	$1,010.58	$14.57
Class I	$1,000.00	$1,015.59	$9.55

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).
21

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

Co-Investment Advisers
Probabilities Fund Management, LLC
1665 Union Street, Suite A
San Diego, CA 92101

Princeton Fund Advisors, LLC
1125 17th Street
Suite 1400
Denver, CO 80202

Legal Counsel
Thompson Hine, LLP
41 South High Street
Suite 1700
Columbus, OH 43215

Independent Registered Public Accounting Firm
McGladrey LLP
555 Seventeenth Street
Suite 1000
Denver, Co 80202

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the first 12 month period ending June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is or will be available without charge, upon request, by calling 1-855-224-7204 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-224-7204.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

 (a) The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2014 – $13,500

(b)

Audit-Related Fees

2014 – None

(c)

Tax Fees

2014 – $2,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2014 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2014

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2014 - $2,500

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/5/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew B. Rogers

        Andrew B. Rogers, President

Date

12/5/14

By (Signature and Title)

/s/Kevin Wolf

       Kevin Wolf, Treasurer

Date

12/5/14